OPERATING SEGMENTS - Geographical Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	$ 7,515.5	$ 6,761.3
Non-current assets	18,394.2	18,384.5
Canada
Disclosure of geographical areas [line items]
Revenue	2,946.6	2,676.9
Non-current assets	6,577.0	6,236.8
USA
Disclosure of geographical areas [line items]
Revenue	4,568.9	4,084.4
Non-current assets	$ 11,817.2	$ 12,147.7